CONVERTIBLE DEBT NET	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
CONVERTIBLE DEBT NET

NOTE H – CONVERTIBLE DEBT, NET

Convertible debt, net, consists of:

	Interest	Default	Conversion	Principal Balance at December 31,		Accrued Interest Balance at December 31,
Lender	Rate	Rate	Price	2021	2020	2021	2020
YA Global Investments, LP - loan date February 5, 2016 and due date of April 30, 2016, in technical default	6.00%	18.00%	(1)	$-	$2,715,990	$-	$2,298,634
Westmount Holdings International, Ltd - loan date January 12, 2010 due on demand	14.00%	14.00%	(2)	537,317	537,317	893,044	817,819
Tangiers Investment Group, LLC – loan date March 9, 2013 and due date of March 9, 2014, in technical default	10.00%	20.00%	(3)	-	-	891	891
Tangiers Investment Group, LLC - loan date November 13, 2013 and due date of November 13, 2014, in technical default	10.00%	20.00%	(3)	-	17,000	-	22,547
Tangiers Investment Group, LLC – loan date March 27, 2014 and due date of March 27, 2015, in technical default	10.00%	20.00%	(3)	75,000	75,000	107,219	92,219
Tangiers Investment Group, LLC – due on demand	0.00%	15.00%	(3)	47,000	72,000	62,892	61,264
Tangiers Investment Group, LLC – loan date October 11, 2016 and due date of October 20, 2017, in technical default	0.00%	20.00%	0.0001	10,000	10,000	6,663	6,411
Tangiers Investment Group, LLC – loan date January 30, 2017 and due date of January 30, 2018, in technical default	10.00%	20.00%	0.001	30,910	30,910	18,445	21,129
Tangiers Investment Group, LLC – loan date July 19, 2021 and due date of July 19, 2022	10.00%	20.00%	$0.001	105,000	-	4,775	-
Tangiers Investment Group, LLC – loan date September 8, 2021 and due date of September 8, 2022	10.00%	20.00%	$0.001	105,000	-	3,279	-
Dakota Capital Pty, Ltd – loan date April 8, 2014 and due date of December 31, 2014, in technical default	14.00%	14.00%	(4)	200,000	200,000	216,482	188,842
Zoom Marketing – loan date August 23, 2013 and due date of January 23, 2014, in technical default	5.00%	10.00%	(9)	65,000	65,000	55,819	49,319
Burrington Capital, LLC – loan date April 2, 2014 and due date of October 1, 2014, in technical default	10.00%	15.00%	(13)	25,000	25,000	52,447	41,721
Patrick Ferro – loan date April 3, 2014 and due date of December 31, 2014, in technical default	14.00%	14.00%	(14)	26,825	26,825	34,948	31,193
Barry Liben – loan date April 3, 2014 and due date of December 31, 2014, in technical default	0.00%	0.00%	(14)	52,800	52,800	-	-
Jared Robert – loan date December 10, 2014 and due date of June 10, 2015, in technical default	10.00%	15.00%	(13)	20,000	20,000	35,883	28,144
Raphael Cariou – loan date August 3, 2012 and due date of February 3, 2013, in technical default	10.00%	15.00%	(5)	7,000	7,000	20,763	16,918
Raphael Cariou – loan date March 12, 2015 and due date of September 12, 2015, in technical default	24.00%	29.00%	(5)	82,178	82,178	493,167	349,820
Raphael Cariou - loan date March 12, 2015 and due date of September 12, 2015, in technical default	24.00%	29.00%	(5)	94,178	94,178	552,242	391,187
Redwood Management, LLC – loan date of March 21, 2011 and due date of March 18, 2013, in technical default	14.00%	14.00%	(2)	123,936	123,936	153,329	135,978
AGS Capital Group, LLC – loan date of February 25, 2013 and due date of February 25, 2014, in technical default	14.00%	14.00%	(10)	8,640	8,640	101,485	87,176
AGS Capital Group, LLC – loan date of February 25, 2013 and due date of February 25, 2014, in technical default	14.00%	14.00%	(10)	42,000	42,000	101,941	83,278
Tim Burgess – loan date of July 8, 2003 and due date of January 8, 2004, in technical default	8.00%	15.00%	$1.00	50,000	50,000	136,914	129,414
Azriel Nagar – loan date of July 8, 2003 and due date of January 8, 2004, in technical default	8.00%	15.00%	$1.00	50,000	50,000	136,914	129,414
Kelburgh, Ltd – loan date of February 12, 2012 and due date of March 22, 2012, in technical default	10.00%	15.00%	(9)	13,000	13,000	43,311	35,512
Premier IT Solutions – loan date of October 5, 2011 and due date of March 5, 2012, in technical default	10.00%	15.00%	(8)	21,962	21,962	77,073	63,358
LG Capital Funding, LLC – loan date of March 11, 2014 and due date of March 11, 2015, in technical default	12.00%	24.00%	(12)	32,000	32,000	56,137	48,457
LG Capital Funding, LLC – loan date of January 7, 2015 and due date of January 7, 2016, in technical default	12.00%	24.00%	(12)	20,625	20,625	32,094	27,144
LG Capital Funding, LLC – loan date of March 11, 2014 and due date of March 11, 2015, in technical default	12.00%	24.00%	(12)	24,000	24,000	42,103	36,343
Barclay Lyons – loan date of January 28, 2011 and due date of July 28, 2011 in technical default	21.00%	36.00%	(7)	10,750	10,750	41,484	37,614
Blackridge Capital, LLC – loan date of April 2, 2011 and due date of July 28, 2011 in technical default	10.00%	15.00%	(8)	6,985	6,985	106,920	94,596
Blackridge Capital, LLC – loan date of February 21, 2014 and due date of September 21, 2014 in technical default	8.00%	8.00%	(11)	5,000	5,000	4,152	3,451
RBB Capital, LLC – loan date of June 2, 2011 and due date of June 1, 2012 in technical default	8.00%	15.00%	(16)	-	7,683	-	21,271
RBB Capital, LLC – loan date of June 29, 2011 and due date of June 29, 2012 in technical default	8.00%	8.00%	(17)	-	202	-	5,531
Julian Herskowitz – loan date of July 8, 2003 and due date of January 8, 2004 in technical default	8.00%	15.00%	(18)	-	-	16,287	16,287
Patrick Tuohy – loan date of April 1, 2014 and due date of December 31, 2014 in technical default	14.00%	14.00%	(13)	-	-	153	153
Richard Wynns – loan date July 22, 2005 and due date of December 31, 2006, in technical default	5.00%	5.00%	$0.15	7,500	7,500	7,127	6,752
Richard Wynns - loan date July 26, 2010 and due date of December 31, 2011, in technical default	10.00%	10.00%	(6)	93,998	93,998	108,072	98,672
Total				1,993,603	4,549,479	3,724,455	5,474,608
Less debt discounts				(6,178)	-	-	-
Net				$1,987,425	$4,549,479	$3,724,455	$5,474,608

(1)	Lesser of (a) $0.0003 or (b) 50% of the lowest closing price during the 20-day trading period prior to conversion.
(2)	Lesser of (a) $0.02 or (b) 85% of the lowest closing price during the 30-day trading period prior to conversion.
(3)	50% of the lowest closing price during the 20-day trading period prior to conversion.
(4)	Lesser of (a) $0.02 or (b) 50% of the lowest closing price during the 30-day trading period prior to conversion.
(5)	86.9565% of the average prices of the five trading days prior to the conversion date.
(6)	75% of the average of the three lowest closing prices during the 10-day trading period prior to conversion.
(7)	50% of the lesser of (i) the closing price on the day prior to conversion, or (ii) the volume-weighted-average closing price of the five-day trading period prior to conversion, though in no instance shall the conversion price be less than $0.0001.
(8)	Average of the five trading days prior to the applicable conversion date, with the number of conversion shares multiplied by 115%.
(9)	85% of the average of the five trading days prior to the applicable conversion date.
(10)	35% of the lowest closing price during the 20-day trading period prior to conversion.
(11)	60% of the lowest closing price during the 30-day trading period prior to conversion
(12)	50% of the lowest closing price during the 10-day trading period prior to, and including the date of, conversion
(13)	60% of the lowest closing price during the 20-day trading period prior to conversion, or $0.01, whichever is lower.
(14)	50% of the average of the three lowest closing prices during the 30-day trading period prior to conversion, or $0.02, whichever is lower, with the conversion rate being rounded to $0.0001 or whole share.
(15)	45% of the lowest closing price during the 20-day trading period prior to, and including the date of, conversion.
(16)	50% of the of the average of the three lowest closing prices during the 20-day trading period prior to conversion.
(17)	85% of the of the average of the three lowest closing prices during the 20-day trading period prior to conversion.
(18)	65% of the lowest closing price during the 7-day trading period prior to conversion

On July 19, 2021, the Company entered into a Settlement Agreement with Y.A. Global Investments, LP (“YA Global”). Pursuant to the Settlement Agreement, the Company issued a total of 2,225,000,000 shares of its common stock to YA Global from September 24, 2021 to October 13, 2021 (see Note N) in full settlement of its then $5,192,492 ($2,715,910 principal plus $2,476,582 accrued interest) liability to YA Global.

In the Company’s evaluation of each convertible debt instrument in accordance with FASB ASC 815, Derivatives and Hedging, based on the variable conversion price, it was determined that the conversion features were not afforded the exemption as a conventional convertible instrument and did not otherwise meet the conditions for equity classification. As such, the conversion and other features were compounded into one instrument, bifurcated from the debt instrument and carried as a derivative liability, at fair value (Please see NOTE L – DERIVATIVE LIABILITY for further information). As of December 31, 2021 and December 31, 2020, debt discounts related to convertible notes payable totaled $6,178 and $0, respectively.

Coroware, Inc. and Subsidiaries [Member]
CONVERTIBLE DEBT NET

NOTE H – CONVERTIBLE DEBT NET

Convertible debt, net, consists of:

				Principal Balance at		Accrued Interest Balance at
Lender	Interest Rate	Default Rate	Conversion Price	March 31, 2022	December 31, 2021	March 31, 2022	December 31, 2021

Westmount Holdings International, Ltd – loan date January 12, 2010 due on demand	14.00%	14.00%	(2)	$537,317	$537,317	$911,592	$893,044
Tangiers Investment Group, LLC – loan date March 9, 2013 and due date of March 9, 2014, in technical default	10.00%	20.00%	(3)	-	-	891	891
Tangiers Investment Group, LLC – loan date March 27, 2014 and due date of March 27, 2015, in technical default	10.00%	20.00%	(3)	75,000	75,000	110,918	107,219
Tangiers Investment Group, LLC – due on demand	0.00%	15.00%	(3)	47,000	47,000	62,892	62,892
Tangiers Investment Group, LLC – loan date October 11, 2016 and due date of October 20, 2017, in technical default	0.00%	20.00%	0.0001	10,000	10,000	6,663	6,663
Tangiers Investment Group, LLC – loan date January 30, 2017 and due date of January 30, 2018, in technical default	10.00%	20.00%	0.001	30,910	30,910	18,445	18,445
Tangiers Investment Group, LLC – loan date July 19, 2021 and due date of July 19, 2022	10.00%	20.00%	$0.001	105,000	105,000	7,364	4,775
Tangiers Investment Group, LLC – loan date September 8, 2021 and due date of September 8, 2022	10.00%	20.00%	$0.001	105,000	105,000	5,868	3,279
Tangiers Investment Group, LLC – loan date March 21, 2022 and due date of March 21, 2023	12.00%	16.00%	0.0002	55,000	-	181	-
Lloyd T. Spencer (the Company’s sole officer and director) – loan date March 7, 2022 and due date of March 7, 2023	12.00%	16.00%	0.0002	66,000	-	521	-
Dakota Capital Pty, Ltd – loan date April 8, 2014 and due date of December 31, 2014, in technical default	14.00%	14.00%	(4)	200,000	200,000	223,386	216,482
Zoom Marketing – loan date August 23, 2013 and due date of January 23, 2014, in technical default	5.00%	10.00%	(9)	65,000	65,000	57,241	55,819
Burrington Capital, LLC – loan date April 2, 2014 and due date of October 1, 2014, in technical default	10.00%	15.00%	(13)	25,000	25,000	55,347	52,447
Patrick Ferro – loan date April 3, 2014 and due date of December 31, 2014, in technical default	14.00%	14.00%	(14)	26,825	26,825	35,874	34,948
Barry Liben – loan date April 3, 2014 and due date of December 31, 2014, in technical default	0.00%	0.00%	(14)	52,800	52,800	-	-
Jared Robert – loan date December 10, 2014 and due date of June 10, 2015, in technical default	10.00%	15.00%	(13)	20,000	20,000	37,976	35,883
Raphael Cariou – loan date August 3, 2012 and due date of February 3, 2013, in technical default	10.00%	15.00%	(5)	7,000	7,000	21,803	20,763
Raphael Cariou – loan date March 12, 2015 and due date of September 12, 2015, in technical default	24.00%	29.00%	(5)	82,178	82,178	535,296	493,167
Raphael Cariou - loan date March 12, 2015 and due date of September 12, 2015, in technical default	24.00%	29.00%	(5)	94,178	94,178	599,574	552,242
Redwood Management, LLC – loan date of March 21, 2011 and due date of March 18, 2013, in technical default	14.00%	14.00%	(2)	123,936	123,936	157,608	153,329
AGS Capital Group, LLC – loan date of February 25, 2013 and due date of February 25, 2014, in technical default	14.00%	14.00%	(10)	8,640	8,640	105,330	101,485
AGS Capital Group, LLC – loan date of February 25, 2013 and due date of February 25, 2014, in technical default	14.00%	14.00%	(10)	42,000	42,000	106,967	101,941
Tim Burgess – loan date of July 8, 2003 and due date of January 8, 2004, in technical default	8.00%	15.00%	$1.00	50,000	50,000	138,763	136,914
Azriel Nagar – loan date of July 8, 2003 and due date of January 8, 2004, in technical default	8.00%	15.00%	$1.00	50,000	50,000	138,763	136,914
Kelburgh, Ltd – loan date of February 12, 2012 and due date of March 22, 2012, in technical default	10.00%	15.00%	(9)	13,000	13,000	45,419	43,311
Premier IT Solutions – loan date of October 5, 2011 and due date of March 5, 2012, in technical default	10.00%	15.00%	(8)	21,962	21,962	80,782	77,073
LG Capital Funding, LLC – loan date of March 11, 2014 and due date of March 11, 2015, in technical default	12.00%	24.00%	(12)	32,000	32,000	58,031	56,137
LG Capital Funding, LLC – loan date of January 7, 2015 and due date of January 7, 2016, in technical default	12.00%	24.00%	(12)	20,625	20,625	33,314	32,094
LG Capital Funding, LLC – loan date of March 11, 2014 and due date of March 11, 2015, in technical default	12.00%	24.00%	(12)	24,000	24,000	43,524	42,103
Barclay Lyons – loan date of January 28, 2011 and due date of July 28, 2011 in technical default	21.00%	36.00%	(7)	10,750	10,750	42,438	41,484
Blackridge Capital, LLC – loan date of April 2, 2011 and due date of July 28, 2011 in technical default	10.00%	15.00%	(8)	6,985	6,985	111,185	106,920
Blackridge Capital, LLC – loan date of February 21, 2014 and due date of September 21, 2014 in technical default	8.00%	8.00%	(11)	5,000	5,000	4,334	4,152
Julian Herskowitz – loan date of July 8, 2003 and due date of January 8, 2004 in technical default	8.00%	15.00%	(18)	-	-	16,287	16,287
Patrick Tuohy – loan date of April 1, 2014 and due date of December 31, 2014 in technical default	14.00%	14.00%	(13)	-	-	153	153
Richard Wynns – loan date July 22, 2005 and due date of December 31, 2006, in technical default	5.00%	5.00%	$0.15	7,500	7,500	7,219	7,127
Richard Wynns - loan date July 26, 2010 and due date of December 31, 2011, in technical default	10.00%	10.00%	(6)	93,997	93,997	110,422	108,072
Total				2,114,603	1,993,603	3,892,551	3,724,455
Less debt discounts				(118,865)	(6,178)	-	-
Net				$1,995,738	$1,987,425	$3,892,551	$3,724,455

(1)	n/a
(2)	Lesser of (a) $0.02 or (b) 85% of the lowest closing price during the 30-day trading period prior to conversion.
(3)	50% of the lowest closing price during the 20-day trading period prior to conversion.
(4)	Lesser of (a) $0.02 or (b) 50% of the lowest closing price during the 30-day trading period prior to conversion.
(5)	86.9565% of the average prices of the five trading days prior to the conversion date.
(6)	75% of the average of the three lowest closing prices during the 10-day trading period prior to conversion.
(7)	50% of the lesser of (i) the closing price on the day prior to conversion, or (ii) the volume-weighted-average closing price of the five-day trading period prior to conversion, though in no instance shall the conversion price be less than $0.0001.
(8)	Average of the five trading days prior to the applicable conversion date, with the number of conversion shares multiplied by 115%.
(9)	85% of the average of the five trading days prior to the applicable conversion date.
(10)	35% of the lowest closing price during the 20-day trading period prior to conversion.
(11)	60% of the lowest closing price during the 30-day trading period prior to conversion
(12)	50% of the lowest closing price during the 10-day trading period prior to, and including the date of, conversion
(13)	60% of the lowest closing price during the 20-day trading period prior to conversion, or $0.01, whichever is lower.
(14)	50% of the average of the three lowest closing prices during the 30-day trading period prior to conversion, or $0.02, whichever is lower, with the conversion rate being rounded to $0.0001 or whole share.
(15)	45% of the lowest closing price during the 20-day trading period prior to, and including the date of, conversion.
(16)	50% of the of the average of the three lowest closing prices during the 20-day trading period prior to conversion.
(17)	85% of the of the average of the three lowest closing prices during the 20-day trading period prior to conversion.
(18)	65% of the lowest closing price during the 7-day trading period prior to conversion

CARBONMETA TECHNOLOGIES, INC. AND SUBSIDIARIES

Notes to the Condensed Consolidated Financial Statements

For the three months ended March 31, 2022 and 2021

(Unaudited)

In the Company’s evaluation of each convertible debt instrument in accordance with FASB ASC 815, Derivatives and Hedging, based on the variable conversion price, it was determined that the conversion features were not afforded the exemption as a conventional convertible instrument and did not otherwise meet the conditions for equity classification. As such, the conversion and other features were compounded into one instrument, bifurcated from the debt instrument and carried as a derivative liability, at fair value (Please see NOTE L – DERIVATIVE LIABILITY for further information). As of March 31, 2022 and December 31, 2021, debt discounts related to convertible notes payable totaled $118,865 and $6,178, respectively.